Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Lithium Corp
Entity Central Index Key	0001415332
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer